Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2019
Share-based compensation
Schedule of share-based compensation expense

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Direct costs	1,565	1,920	—	—
Sales and marketing	17,408	(1,534)	—	—
General and administrative	43,268	83,882	—	—
Total share-based compensation expense	62,241	84,268	—	—